TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of Non-Current Trade And Other Receivables	Non-Current trade and other receivables

	December 31, 2021	December 31, 2020
In thousands of USD
Loans receivable	21,613	2,259
Call deposit	4,584	1,984
Cash Guarantees and deposits	14,663	8,992
Other	56	—
Total	40,916	13,235

Summary of Current Trade And Other Receivables	Current trade and other receivables

	December 31, 2021	December 31, 2020
In thousands of USD
R&D tax credits	14,847	26,135
VAT receivable	13,772	6,455
Other tax receivables	13,807	—
Call deposit	—	524
Deferred charges	1,116	53
Loans receivable	143	29,344
Impairment of other receivables	(42)	(7)
Other receivables	1,669	600
Total	45,312	63,104